                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002
             Check here if Amendment [ ]; Amendment Number: ________
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Staro Asset Management, L.L.C.
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Colin M. Lancaster
Title:       General Counsel
Phone:       (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster            St. Francis, Wisconsin      December 3, 2003
-----------------------------   ----------------------------  ------------------
(Signature)                     (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          95

Form 13F Information Table Value Total:          $22,264
                                                 --------------------------
                                                (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:                None

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                                                         FORM 13F IMFORMATION TABLE
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             Column1:      Column2:  Column3:    Column4:          Column5:            Column6:  Column7:      Column8:
                                                            -------------------------
              Name of      Title of   CUSIP                 Shares or   Shares/  Put/ Investment  Other    Voting Authority
                                                                                                          ------------------
              Issuer        Class     Number      Value     Principal  Prn. Amt. Call Discretion Managers Sole  Shared  None
                                                 (X$1000)    Amount
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group Inc  Common    023139108         $304     5,400   SH               Sole               X
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Amerada Hess Corp          Common    023551104         $292     5,300   SH               Sole               X
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AmerisourceBergen Corp     Common    03073E105         $320     5,900   SH               Sole               X
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Amphenol Corp              Common    032095101         $285     7,500   SH               Sole               X
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Apria Healthcare Group Inc Common    037933108         $300    13,500   SH               Sole               X
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Automatic Data Processing  Common    053015103         $302     7,700   SH               Sole               X
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AVISTA CORP COM            Common    05379B107         $129    11,200   SH               Sole               X
----------------------------------------------------------------------------------------------------------------------------
Baxter International Inc   Common    071813109         $300    10,700   SH               Sole               X
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Bear Stearns Cos Inc/The   Common    073902108         $244     4,100   SH               Sole               X
----------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc        Common    075811109         $230     7,800   SH               Sole               X
----------------------------------------------------------------------------------------------------------------------------
Best Buy Co Inc            Common    086516101           $5       200   SH               Sole               X
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Biovail Corp               Common    09067J109         $306    11,600   SH               Sole               X
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Blockbuster Inc            Common    093679108         $300    24,500   SH               Sole               X
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Borders Group Inc          Common    099709107         $279    17,300   SH               Sole               X
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CEC Entertainment Inc      Common    125137109         $243     7,900   SH               Sole               X
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Cigna Corp                 Common    125509109         $300     7,300   SH               Sole               X
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Capital One Financial Corp Common    14040H105         $178     6,000   SH               Sole               X
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Cardinal Health Inc        Common    14149Y108         $255     4,300   SH               Sole               X
----------------------------------------------------------------------------------------------------------------------------
Caremark Rx Inc            Common    141705103         $195    12,000   SH               Sole               X
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Celestica Inc              Common    15101Q108         $312    22,100   SH               Sole               X
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CENDANT CORP               Common    151313103          $63     6,000   SH               Sole               X
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Church & Dwight Inc        Common    171340102         $246     8,100   SH               Sole               X
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Concord EFS Inc            Common    206197105         $189    12,000   SH               Sole               X
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Convergys Corp             Common    212485106         $177    11,700   SH               Sole               X
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Cooper Cameron Corp        Common    216640102         $130     2,600   SH               Sole               X
----------------------------------------------------------------------------------------------------------------------------
Cooper Cos Inc             Common    216648402         $235     9,400   SH               Sole               X
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COX Communications Inc     Common    224044107         $210     7,400   SH               Sole               X
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
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
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DaVita Inc                           Common   23918K108        $239      9,700   SH               Sole              X
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DeVry Inc                            Common   251893103        $183     11,000   SH               Sole              X
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Diagnostic Products Corp             Common   252450101        $224      5,800   SH               Sole              X
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Dollar General Corp                  Common   256669102        $215     18,000   SH               Sole              X
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DUANE READE INC                      Common   263578106        $218     12,800   SH               Sole              X
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Eastman Kodak Co                     Common   277461109        $210      6,000   SH               Sole              X
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Entercom Communications Corp         Common   293639100        $225      4,800   SH               Sole              X
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Exelon Corp                          Common   30161N101        $248      4,700   SH               Sole              X
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FPL GROUP INC                        Common   302571104        $144      2,400   SH               Sole              X
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FTI Consulting Inc                   Common   302941109        $321      8,000   SH               Sole              X
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Factset Research Systems Inc         Common   303075105        $294     10,400   SH               Sole              X
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Federal Home Loan Mtg                Common   313400301        $295      5,000   SH               Sole              X
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Federal Natl Mtg Assn                Common   313586109        $289      4,500   SH               Sole              X
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General Dynamics Corp                Common   369550108        $302      3,800   SH               Sole              X
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Georgia Gulf Corp                    Common   373200203        $294     12,700   SH               Sole              X
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Georgia-Pacific Corp                 Common   373298108        $183     11,300   SH               Sole              X
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Goldman Sachs Group Inc              Common   38141G104        $238      3,500   SH               Sole              X
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Harman International Industries Inc  Common   413086109        $244      4,100   SH               Sole              X
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Hispanic Broadcasting Corp           Common   43357B104        $242     11,800   SH               Sole              X
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Humana Inc                           Common   444859102        $198     19,800   SH               Sole              X
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IMC Global Inc                       Common   449669100        $162     15,200   SH               Sole              X
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ITT Educational Services Inc         Common   45068B109        $219      9,300   SH               Sole              X
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IndyMac Bancorp Inc                  Common   456607100         $96      5,200   SH               Sole              X
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International Business Machines Corp Common   459200101        $302      3,900   SH               Sole              X
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International Rectifier Corp         Common   460254105        $295     16,000   SH               Sole              X
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Jabil Circuit Inc                    Common   466313103         $45      2,500   SH               Sole              X
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Johnson & Johnson                    Common   478160104        $301      5,600   SH               Sole              X
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

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
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
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORPORATION              Common    500255104          $62     1,100   SH               Sole                X
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Lennox International Inc       Common    526107107         $127    10,100   SH               Sole                X
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Lexmark International Inc      Common    529771107         $303     5,000   SH               Sole                X
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Limited Brands Inc.            Common    532716107         $181    13,000   SH               Sole                X
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Lockheed Martin Corp           Common    539830109         $306     5,300   SH               Sole                X
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Loews Corp                     Common    540424108         $213     4,800   SH               Sole                X
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Lyondell Chemical Co           Common    552078107         $246    19,500   SH               Sole                X
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Magna International Inc        Common    559222401         $202     3,600   SH               Sole                X
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Manpower Inc                   Common    56418H100         $144     4,500   SH               Sole                X
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Meredith Corp                  Common    589433101         $267     6,500   SH               Sole                X
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Michaels Stores Inc            Common    594087108         $297     9,500   SH               Sole                X
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Micron Technology Inc          Common    595112103          $95     9,800   SH               Sole                X
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Nationwide Financial Services  Common    638612101         $304    10,600   SH               Sole                X
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Navistar International Corp    Common    63934E108         $292    12,000   SH               Sole                X
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Nucor Corp                     Common    670346105         $301     7,300   SH               Sole                X
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Omnicom Group                  Common    681919106         $304     4,700   SH               Sole                X
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Pepsi Bottling Group Inc       Common    713409100         $306    11,900   SH               Sole                X
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Philip Morris Cos Inc          Common    718154107          $65     1,600   SH               Sole                X
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Pioneer Natural Resources Co   Common    723787107         $202     8,000   SH               Sole                X
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Plantronics Inc                Common    727493108         $174    11,500   SH               Sole                X
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Potash Corp of Saskatchewan    Common    73755L107         $254     4,000   SH               Sole                X
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Progressive Corp/The           Common    743315103         $248     5,000   SH               Sole                X
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Quest Diagnostics              Common    74834L100         $216     3,800   SH               Sole                X
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SPX Corp                       Common    784635104         $307     8,200   SH               Sole                X
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St Jude Medical Inc            Common    790849103         $302     7,600   SH               Sole                X
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STATE STR CORP COM             Common    857477103         $285     7,300   SH               Sole                X
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Steris Corp                    Common    859152100         $213     8,800   SH               Sole                X
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

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
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
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Suncor Energy Inc              Common    867229106         $201    12,800   SH               Sole                X
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Sybase Inc                     Common    871130100         $157    11,700   SH               Sole                X
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TITAN CORP                     Common    888266103         $194    18,700   SH               Sole                X
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Too Inc                        Common    890333107         $299    12,700   SH               Sole                X
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Toys R US Inc                  Common    892335100         $298    29,800   SH               Sole                X
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Varco International Inc        Common    922122106         $301    17,300   SH               Sole                X
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Verizon Communications Inc     Common    92343V104         $233     6,000   SH               Sole                X
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Viacom Inc                     Common    925524100         $257     6,300   SH               Sole                X
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Washington Mutual Inc          Common    939322103          $62     1,800   SH               Sole                X
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Winnebago Industries           Common    974637100         $302     7,700   SH               Sole                X
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Wisconsin Energy Corp          Common    976657106         $280    11,100   SH               Sole                X
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Worthington Industries         Common    981811102         $294    19,300   SH               Sole                X
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Fresh Del Monte Produce        Common    G36738105         $312    16,500   SH               Sole                X
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Transocean Inc                 Common    G90078109         $302    13,000   SH               Sole                X
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

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